Long-Term Debt - Fair Value - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term debt, fair value	$ 2,146.1	$ 2,311.3
Long-term debt, carrying value	$ 2,118.8	$ 2,318.8